Commitments and Contingencies (Details)						1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 12, 2023 USD ($) $ / shares shares	Dec. 12, 2022 USD ($) $ / shares shares	May 10, 2019 USD ($)	May 10, 2019	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Oct. 19, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Amount of underwriting price										$ 2,000,000			$ 2,000,000
Deferred underwriting commissions	$ 3,500,000						$ 3,500,000	$ 3,500,000		3,500,000			$ 3,500,000
Redemption of shares (in Shares) | shares		381,144	8,980,535										8,980,535
Redemption price per shares (in Dollars per share) | $ / shares		$ 10.5	$ 10.24										$ 10.24
Aggregate of redemption shares		$ 4,002,722	$ 92,009,330										$ 92,009,330
Cash withdrawn						$ 34,198,758				38,201,481	$ 107,883		57,810,572
Excise tax liability								(40,027)	$ (341,988)
Liability balance							34,198,758						34,198,758
Excise tax liability accrued	382,015
Two Thousand and Twenty Two December Redemptions [Member]
Commitments and Contingencies (Details) [Line Items]
Excise tax liability accrued	341,988
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Amount of underwriting price										2,000,000			2,000,000
Deferred underwriting commissions							3,500,000						$ 3,500,000
VASO CORPORATION [Member]
Commitments and Contingencies (Details) [Line Items]
Employment Agreement for Annual Compensation | $				$ 500,000			$ 350,000
Number of States for Market Segments and Accounts													48
Employment agreement term					5 years
Annual compensation				$ 500,000									$ 350,000
Licensing and support service agreement													$ 339,000	$ 343,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commissions	$ 3,500,000							$ 3,500,000		$ 3,500,000					$ 3,500,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units (in Shares) | shares	1,500,000						1,500,000	1,500,000		1,500,000			1,500,000
Options vesting periods										45 days
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount price per share (in Dollars per share) | $ / shares	$ 0.2						$ 0.2	$ 0.2		$ 0.2			$ 0.2
Deferred underwriting commissions price per share (in Dollars per share) | $ / shares	$ 0.35						$ 0.35	$ 0.35		$ 0.35			$ 0.35
Options vesting periods										45 days
Registration Rights Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Number of demands	3							3		3